Income Taxes (Details) - USD ($) $ in Millions		3 Months Ended		12 Months Ended
	Jan. 31, 2018	Apr. 30, 2020	Apr. 30, 2019	Jan. 31, 2020	Jan. 31, 2019	Jan. 31, 2018	Dec. 31, 2017
Income Taxes
Income Tax Expense Benefit		$ 0.1	$ 0.3	$ (8.5)	$ 0.6	$ 0.1
Effective U.S. federal income tax rate	21.00%	21.00%		21.00%	21.00%	33.80%	35.00%